2. SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies Details 3
Accrued compensation		$ 447	$ 426
Accrued professional fees		203	116
Deferred rent		54	68
Accrued warranty		119	58
Accrued vacation		144	0
Other accrued expenses		48	55
Total	$ 1,630	$ 1,015	$ 723